SEGMENT INFORMATION (Net sales and long lived assets by geographic areas) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of geographical areas [line items]
Net sales	$ 16,414,466	$ 16,090,744	$ 8,735,435
Non-current assets	7,206,296	7,333,834	7,413,264
Impairment charge (note 3 (f))	99,000
Mexico
Disclosure of geographical areas [line items]
Net sales	8,949,104	8,990,868	4,660,278
Non-current assets	4,769,161	4,789,273	4,726,342
Southern region
Disclosure of geographical areas [line items]
Net sales	3,853,390	3,377,596	1,762,785
Non-current assets	859,351	861,149	919,490
Brazil and Other markets
Disclosure of geographical areas [line items]
Net sales	3,611,972	3,722,280	2,312,372
Non-current assets	1,577,784	$ 1,683,412	$ 1,767,432
Brazil | Subsidiaries
Disclosure of geographical areas [line items]
Impairment charge (note 3 (f))	$ 99,000